UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: June 30, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Stadia Capital, L.L.C.

Address:  780 Third Avenue, 9th Floor
          New York, NY 10022


13F File Number: 28-10363

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   John A. Rogers
Title:  Chief Financial Officer
Phone:  (212) 872-3900


Signature, Place and Date of Signing:

/s/ John A. Rogers                New York, N.Y.              August 7, 2003
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

         NONE


     [Repeat as necessary.]

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         None

Form 13F Information Table Entry Total:    67

Form 13F Information Table Value Total:    $263,337
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE



[Repeat as necessary.]

                        FORM 13F INFORMATION TABLE
                                 June 30, 2003

COLUMN 1                      COLUMN  2      COLUMN 3    COLUMN 4         COLUMN 5       COLUMN 6    COLUMN 7       COLUMN 8
                                TITLE
                                  OF                     VALUE      SHRS OR   SH/ PUT/   INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                  CLASS          CUSIP     (X$1000)   PRN AMT   PRN CALL   DISCRETION  MANAGERS  SOLE   SHARED   NONE

ANADARKO PETROLEUM CORP       COMMON         032511107   $5,559     125000                  SOLE       N/A      X
AOL TIME WARNER INC.          COMMON         00184A105   $4,827     300000                  SOLE       N/A      X
BELLSOUTH CORPORATION         COMMON         079860102   $3,995     150000                  SOLE       N/A      X
BP PLC                        SPONSORED ADR  055622104   $2,731      65000                  SOLE       N/A      X
BROOKLINE BANCORP INC DEL     COMMON         11373M107   $1,400     100000                  SOLE       N/A      X
CBRL GROUP INC                COMMON         12489V106   $3,885     100000                  SOLE       N/A      X
CINCINNATI BELL INC NEW       COMMON         171871106   $2,345     350000                  SOLE       N/A      X
CIRCUIT CITY STORES, INC.     COMMON         172737108   $7,040     800000                  SOLE       N/A      X
CONEXANT SYSTEMS INC          COMMON         207142100     $419     100000                  SOLE       N/A      X
COUNTRYWIDE FINANCIAL CORP    COMMON         222372104   $2,087      30000                  SOLE       N/A      X
DOLLAR GENL CORP              COMMON         256669102   $3,196     175000                  SOLE       N/A      X
DOLLAR TREE STORES INC        COMMON         256747106   $7,943     250000                  SOLE       N/A      X
DOMINION RESOURCES, INC.
 VA NEW                       COMMON         25746U109   $4,820      75000                  SOLE       N/A      X
ELECTRONICS BOUTIQUE
 HOLDINGS CORP                COMMON         286045109   $4,015     175000                  SOLE       N/A      X
ENSCO INTERNATIONAL INC       COMMON         26874Q100   $5,380     200000                  SOLE       N/A      X
EVEREST RE GROUP LTD          COMMON         G3223R108   $6,503      85000                  SOLE       N/A      X
EXELON CORP                   COMMON         30161N101   $5,981     100000                  SOLE       N/A      X
EXPEDIA INC                   COMMON         302125109   $5,711      75000                  SOLE       N/A      X
FIDELITY NATIONAL FINANCL
 INC                          COMMON         316326107   $2,307      75000                  SOLE       N/A      X
FLEET BOSTON FINANCIAL
 CORP                         COMMON         339030108   $4,902     165000                  SOLE       N/A      X
FMC TECHNOLOGIES INC          COMMON         30249U101   $1,474      70000                  SOLE       N/A      X
GAMESTOP CORP                 CL A           36466R101   $3,553     275000                  SOLE       N/A      X
GENERAL MOTORS CORP.          COMMON         370442105   $1,800      50000                  SOLE       N/A      X
GOLD FIELDS LTD               SPONSORED ADR  38059T106   $1,827     150000                  SOLE       N/A      X
HARTFORD FINANCIAL SRVCS
 GROUP INC.                   COMMON         416515104   $3,777      75000                  SOLE       N/A      X
HAVERTY FURNITURE INC         COMMON         419596101   $1,750     100000                  SOLE       N/A      X
HORIZON OFFSHORE INC          COMMON         44043J105     $499     100000                  SOLE       N/A      X
IBERIABANK CORP               COMMON         450828108   $2,450      50000                  SOLE       N/A      X
ISTAR FINL INC                COMMON         45031U101   $6,570     180000                  SOLE       N/A      X
JACUZZI BRANDS INC            COMMON         469865109     $529     100000                  SOLE       N/A      X
KINROSS GOLD CORP             COM NEW        496902206   $1,519     225000                  SOLE       N/A      X
MANDALAY RESORT GROUP         COMMON         562567107   $7,166     225000                  SOLE       N/A      X
MAVERICK TUBE CORP.           COMMON         577914104   $1,915     100000                  SOLE       N/A      X
MC DONALDS CORP               COMMON         580135101  $10,479     475000                  SOLE       N/A      X
MDU RESOURCES GROUP INC       COMMON         552690109   $1,675      50000                  SOLE       N/A      X
MICHAELS STORES INC           COMMON         594087108   $5,709     150000                  SOLE       N/A      X
MIDWAY GAMES INC              COMMON         598148104   $1,089     300000                  SOLE       N/A      X
MOTOROLA INC                  COMMON         620076109   $1,415     150000                  SOLE       N/A      X
NATIONAL COMMERCE FINL
 CORP                         COMMON         63545P104   $4,438     200000                  SOLE       N/A      X
NATIONAL-OILWELL, INC.        COMMON         637071101   $2,200     100000                  SOLE       N/A      X
NEWMONT MNG CORP HLDNG CO     COMMON         651639106   $3,246     100000                  SOLE       N/A      X
NIKE CLASS-B                  CL B           654106103  $12,035     225000                  SOLE       N/A      X
OUTBACK STEAKHOUSE INC        COMMON         689899102   $5,850     150000                  SOLE       N/A      X
P G & E CORPORATION           COMMON         69331C108   $4,230     200000                  SOLE       N/A      X
PLATINUM UNDERWRITERS
 HLDGS L                      COMMON         G7127P100   $4,071     150000                  SOLE       N/A      X
PROSPERITY BANCSHARES INC     COMMON         743606105   $1,921     100000                  SOLE       N/A      X
PROVIDIAN FINANCIAL CORP      COMMON         74406A102   $6,019     650000                  SOLE       N/A      X
PUBLIC-SVC ENTERPRISE
 GROUP HOLDING CO             COMMON         744573106   $5,281     125000                  SOLE       N/A      X
REGAL ENTERTAINMENT GROUP     COMMON         758766109   $7,074     300000                  SOLE       N/A      X
SBC COMMUNICATIONS INC        COMMON         78387G103   $2,555     100000                  SOLE       N/A      X
SCOTTISH ANNTY & LIFE
 HDGS LTDORD                  ORD            G7885T104   $4,042     200000                  SOLE       N/A      X
SHUFFLE MASTER                COMMON         825549108   $1,897      65000                  SOLE       N/A      X
SINCLAIR BROADCAST
 GROUP INC                    COMMON         829226109     $232      20000                  SOLE       N/A      X
SOUTHERN UNION CO             COMMON         844030106   $2,541     150000                  SOLE       N/A      X
SPANISH BROADCASTING
 SYSTEM INC CL-A C            CL A           846425882   $2,222     275000                  SOLE       N/A      X
SUPERVALU INC                 COMMON         868536103   $2,665     125000                  SOLE       N/A      X
TAUBMAN CENTERS INC           COMMON         876664103   $1,916     100000                  SOLE       N/A      X
TRAVELERS PROPERTY
 CASUALTY CORP NEW            CL A           89420G109   $5,565     350000                  SOLE       N/A      X
UCBH HOLDINGS INC             COMMON         90262T308   $3,730     130000                  SOLE       N/A      X
ULTIMATE ELECTRONICS INC      COMMON         903849107   $1,914     150000                  SOLE       N/A      X
UNUMPROVIDENT CORPORATION     COMMON         91529Y106   $4,694     350000                  SOLE       N/A      X
US BANCORP (DELAWARE)         COM NEW        902973304   $5,880     240000                  SOLE       N/A      X
WAL MART STORES INC           COMMON         931142103   $6,709     125000                  SOLE       N/A      X
WILLIAMS SONOMA INC           COMMON         969904101   $2,190      75000                  SOLE       N/A      X
WILLIS GROUP HOLDINGS LTD     SHS            G96655108   $9,994     325000                  SOLE       N/A      X
XCEL ENERGY INC               COMMON         98389B100   $3,008     200000                  SOLE       N/A      X
XL CAPITAL LTD CL-A           CL A           G98255105   $4,980      60000                  SOLE       N/A      X


03537.0005 #421019